Purchases and other expenses - Prepaid expenses - Components (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Purchases and other expenses [abstract]
Prepaid external purchases	€ 651	€ 678		€ 522
Other prepaid operating expenses	199	52		49
Total	€ 850	€ 730	€ 536	€ 571	€ 455